Shareholder's Equity - Additional information (Details) - EUR (€)		12 Months Ended
	Nov. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholder's Equity
Exercise price for SPAs exercised		€ 1	€ 1
Shares issued in relation to share based compensation		225,451
Treasury shares repurchased	290,000
Purchase of treasury shares	€ 1,548,000	€ 1,548,000
Average cost per acquired share	€ 5.34
Shares available to issue		47,337,852
Additional capital authorised		€ 35,434,147
Number of shares in entity held by entity or by its subsidiaries or associates		319,507	167,415	250,000	250,000
Proportion of treasury shares to total share capital		0.20%	0.10%
Share Performance Plans and Stock Option Plans
Shareholder's Equity
Shares available to issue		11,947,322
Holders or creditors of convertible bonds and/or bonds with warrants, profit participation rights and/or income bonds
Shareholder's Equity
Shares available to issue		35,390,530